Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Share capital [member]	Translation reserve [member]	IAS 19 reserve [member]	Other reserves [member]	Retained earnings [member]	Attributable to Owners of the Company [member]	Attributable to Non-controlling interests [member]
Equity, beginning balance at Dec. 31, 2021	€ 83,846	€ 54,853	€ 5,899	€ (997)	€ 12,547	€ 10,033	€ 82,335	€ 1,511
Share capital increase	1,054	220			834		1,054
Gain on disposal of a Non-controlling interests	4,870				3,131		3,131	1,739
Dividends distribution	(551)							(551)
Profit/(loss) for the year	1,288					(540)	(540)	1,828
Other comprehensive income/(loss) for the year	2,049		(431)	2,309			1,878	171
Equity, ending balance at Dec. 31, 2022	92,556	55,073	5,468	1,312	16,512	9,493	87,858	4,698
Share capital increase	474				474		474
Dividends distribution	(135)							(135)
Profit/(loss) for the year	(16,162)					(16,069)	(16,069)	(93)
Other comprehensive income/(loss) for the year	(3,445)		(3,133)	(185)			(3,318)	(127)
Equity, ending balance at Dec. 31, 2023	73,288	55,073	2,335	1,127	16,986	(6,576)	68,945	4,343
Share capital increase	686				686		686
Dividends distribution	(74)							(74)
Profit/(loss) for the year	(15,382)					(15,150)	(15,150)	(232)
Other comprehensive income/(loss) for the year	(310)		(543)	68			(475)	165
Equity, ending balance at Dec. 31, 2024	€ 58,208	€ 55,073	€ 1,792	€ 1,195	€ 17,672	€ (21,726)	€ 54,006	€ 4,202